Profit Sharing and Rebates - Summary of Profit Sharing and Rebates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Profit Sharing And Rebates [abstract]
Surplus interest bonuses	€ 2	€ 2	€ 2
Profit appropriated to policyholders	13	7	15
Total	€ 14	€ 8	€ 17